Loans Held-for-Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans Held-for-Investment
Loans Held-for-Investment

Loans held-for-investment are summarized as follows:

	September 30, 2016	December 31, 2015
	(Dollars in millions)
Consumer loans
Residential first mortgage	$2,136	$3,100
Second mortgage	127	135
HELOC	326	384
Other	30	31
Total consumer loans	2,619	3,650
Commercial loans
Commercial real estate (1)	1,168	814
Commercial and industrial	708	552
Warehouse lending	1,795	1,336
Total commercial loans	3,671	2,702
Total loans held-for-investment	$6,290	$6,352

(1)	Includes $252 million and $188 million of owner occupied commercial real estate loans at September 30, 2016 and December 31, 2015, respectively.

During the nine months ended September 30, 2016 and September 30, 2015, we transferred $2 million and $30 million, respectively, of loans held-for-sale to loans held-for-investment, based upon a change in our intent.

During the nine months ended September 30, 2016, we sold nonperforming, TDR and non-agency loans with unpaid principal balances of $110 million. Upon a change in our intent, the loans were transferred to held-for-sale and subsequently sold resulting in a loss on sale of $2 million during the nine months ended September 30, 2016, which is recorded in net loss on sale of assets on the Consolidated Statements of Operations. The loans sold also resulted in a charge-off of $8 million during the nine months ended September 30, 2016.

Also, during the nine months ended September 30, 2016, we sold performing residential first mortgage loans with unpaid principal balances of $1.2 billion. Upon a change in our intent, the loans were transferred to held-for-sale and subsequently sold resulting in a gain of $14 million, which is recorded in net gain on loan sales on the Consolidated Statements of Operations.

During the nine months ended September 30, 2015, we sold or transferred interest-only residential first mortgage loans with unpaid principal balances totaling $600 million, along with $420 million of nonperforming troubled debt restructuring ("TDR") and non-agency first mortgage loans. Upon a change in our intent, the loans were transferred to held-for-sale and subsequently sold resulting in a net loss on sale of less than $1 million during the nine months ended September 30, 2015. The loans sold also resulted in a charge-off of $67 million.

During the nine months ended September 30, 2016, we purchased jumbo residential first mortgage loans with an unpaid principal balance of $150 million and a premium of $1 million. During the nine months ended September 30, 2015, we purchased $197 million of home equity lines of credit ("HELOC") loans with a premium of $7 million.

We have pledged certain loans held-for-investment, loans held-for-sale, and loans with government guarantees to collateralize lines of credit and/or borrowings with the Federal Reserve Bank of Chicago and the Federal Home Loan Bank of Indianapolis. At September 30, 2016 and December 31, 2015, we had pledged loans of $5.6 billion and $5.8 billion, respectively.

Allowance for Loan Losses

We determine the appropriate estimate of the allowance for loan losses on at least a quarterly basis. Refer to Note 1, "Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies" to the consolidated financial statements in the Annual Report on Form 10-K for the year ended December 31, 2015, for a description of the methodology. The allowance for loan losses, other than for loans that have been identified for individual evaluation for impairment, is determined on a loan pool basis by grouping loan types with common risk characteristics to determine our best estimate of incurred losses.

The allowance for loan losses by class of loan are summarized in the following table:

	Residential First Mortgage (1)	Second Mortgage	HELOC	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
	(Dollars in millions)
Three Months Ended September 30, 2016
Beginning balance allowance for loan losses	$81	$10	$20	$1	$19	$11	$8	$150
Charge-offs (2)	(7)	—	(1)	(1)	—	—	—	(9)
Recoveries	—	—	1	1	—	—	—	2
Provision (benefit) (3)	(4)	(1)	(4)	—	6	3	—	—
Ending balance allowance for loan losses	$70	$9	$16	$1	$25	$14	$8	$143
Three Months Ended September 30, 2015
Beginning balance allowance for loan losses	$151	$14	$25	$1	$15	$12	$4	$222
Charge-offs (2)	(21)	(1)	(1)	(1)	—	(3)	—	(27)
Recoveries	1	1	—	1	—	—	—	3
Provision (benefit)	(2)	(1)	(1)	—	(2)	5	—	(1)
Ending balance allowance for loan losses	$129	$13	$23	$1	$13	$14	$4	$197

Nine Months Ended September 30, 2016
Beginning balance allowance for loan losses	$116	$11	$21	$2	$18	$13	$6	$187
Charge-offs (2)	(26)	(2)	(2)	(3)	—	—	—	(33)
Recoveries	1	1	1	2	—	—	—	5
Provision (benefit) (3)	(21)	(1)	(4)	—	7	1	2	(16)
Ending balance allowance for loan losses	$70	$9	$16	$1	$25	$14	$8	$143
Nine Months Ended September 30, 2015
Beginning balance allowance for loan losses	$234	$12	$19	$1	$17	$11	$3	$297
Charge-offs (2)	(80)	(2)	(2)	(3)	—	(3)	—	(90)
Recoveries	3	1	—	2	2	—	—	8
Provision (benefit)	(28)	2	6	1	(6)	6	1	(18)
Ending balance allowance for loan losses	$129	$13	$23	$1	$13	$14	$4	$197

(1)	Includes allowance and charge-offs related to loans with government guarantees.

(2)
Includes charge-offs of zero and $16 million related to the transfer and subsequent sale of loans during the three months ended September 30, 2016 and September 30, 2015, respectively, and $8 million and $67 million related to the sale of loans during the nine months ended September 30, 2016 and September 30, 2015, respectively. Also includes charge-offs related to loans with government guarantees of $6 million and $13 million during the three and nine months ended September 30, 2016, respectively.

(3)
Does not include $7 million provision for loan losses recorded in the Consolidated Statements of Operations to reserve for repossessed loans with government guarantees during the three and nine months ended September 30, 2016.

The loans held-for-investment and allowance for loan losses by class of loan is summarized in the following table:

	Residential First Mortgage (1)	Second Mortgage	HELOC	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
	(Dollars in millions)
September 30, 2016
Loans held-for-investment
Individually evaluated	$42	$26	$4	$—	$—	$1	$—	$73
Collectively evaluated (2)	2,087	60	291	30	1,168	707	1,795	6,138
Total loans	$2,129	$86	$295	$30	$1,168	$708	$1,795	$6,211
Allowance for loan losses
Individually evaluated	$7	$6	$1	$—	$—	$—	$—	$14
Collectively evaluated (2)	63	3	15	1	25	14	8	129
Total allowance for loan losses	$70	$9	$16	$1	$25	$14	$8	$143

December 31, 2015
Loans held-for-investment
Individually evaluated	$87	$28	$3	$—	$—	$2	$—	$120
Collectively evaluated (2)	3,007	65	318	31	814	550	1,336	6,121
Total loans	$3,094	$93	$321	$31	$814	$552	$1,336	$6,241
Allowance for loan losses
Individually evaluated	$12	$6	$1	$1	$—	$—	$—	$20
Collectively evaluated (2)	104	5	20	1	18	13	6	167
Total allowance for loan losses	$116	$11	$21	$2	$18	$13	$6	$187

(1)	Includes allowance related to loans with government guarantees.

(2)	Excludes loans carried under the fair value option.

The following table sets forth the loans held-for-investment aging analysis as of September 30, 2016 and December 31, 2015, of past due and current loans:

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due (1)	Total Past Due	Current	Total Investment Loans
	(Dollars in millions)
September 30, 2016
Consumer loans
Residential first mortgage	$4	$1	$29	$34	$2,102	$2,136
Second mortgage	—	—	4	4	123	127
HELOC	1	—	7	8	318	326
Other	1	1	—	2	28	30
Total consumer loans	6	2	40	48	2,571	2,619
Commercial loans
Commercial real estate	—	—	—	—	1,168	1,168
Commercial and industrial	—	—	—	—	708	708
Warehouse lending	—	—	—	—	1,795	1,795
Total commercial loans	—	—	—	—	3,671	3,671
Total loans (2)	$6	$2	$40	$48	$6,242	$6,290
December 31, 2015
Consumer loans
Residential first mortgage	$7	$3	$53	$63	$3,037	$3,100
Second mortgage	—	—	2	2	133	135
HELOC	2	1	9	12	372	384
Other	1	—	—	1	30	31
Total consumer loans	10	4	64	78	3,572	3,650
Commercial loans
Commercial real estate	—	—	—	—	814	814
Commercial and industrial	—	—	2	2	550	552
Warehouse lending	—	—	—	—	1,336	1,336
Total commercial loans	—	—	2	2	2,700	2,702
Total loans (2)	$10	$4	$66	$80	$6,272	$6,352

(1)	Includes loans that are less than 90 days past due, which have been placed on nonaccrual.

(2)	Includes $12 million and $10 million of loans 90 days or greater past due, accounted for under the fair value option at September 30, 2016 and December 31, 2015, respectively.

For all classes within the consumer and commercial loan portfolio, loans are placed on nonaccrual status when any portion of principal or interest is 90 days past due (or are determined to be impaired), or earlier when we become aware of information indicating that collection of principal and interest is in doubt. When a loan is placed on nonaccrual status, the accrued interest income is reversed. Loans return to accrual status when principal and interest become current and are anticipated to be fully collectible.

Interest income is recognized on nonaccrual loans using a cash basis method. Interest that would have been accrued on impaired loans totaled $1 million and $2 million during the three and nine months ended September 30, 2016, respectively, and $1 million and $4 million during the three and nine months ended September 30, 2015, respectively. At September 30, 2016 and December 31, 2015, we had no loans 90 days past due and still accruing.

Troubled Debt Restructuring

We may modify certain loans in both consumer and commercial loan portfolios to retain customers or to maximize collection of the outstanding loan balance. We have programs designed to assist borrowers by extending payment dates or reducing the borrower's contractual payments. All loan modifications are made on a case-by-case basis. Our standards relating to loan modifications consider, among other factors, minimum verified income requirements, cash flow analysis, and collateral valuations. TDRs result in those instances in which a borrower demonstrates financial difficulty and for which a concession has been granted, which includes reductions of interest rate, extensions of amortization period, principal and/or interest forgiveness and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of collateral. These loans are classified as nonperforming TDRs if the loan was nonperforming prior to the restructuring, or based upon the results of a contemporaneous credit evaluation. Such loans will continue on nonaccrual status until the borrower has established a willingness and ability to make the restructured payments for at least six months, after which they will begin to accrue interest.

Some loan modifications classified as TDRs may not ultimately result in the full collection of principal and interest, as modified, but may give rise to potential incremental losses. We measure impairments using a discounted cash flow method for performing TDRs and measure impairment based on collateral values for re-defaulted TDRs.

The following table provides a summary of TDRs outstanding by type and performing status:

	TDRs
	Performing	Nonperforming	Total
September 30, 2016	(Dollars in millions)
Consumer loans
Residential first mortgage	$23	$10	$33
Second mortgage	33	3	36
HELOC	14	4	18
Total consumer loans	70	17	87
Commercial loans
Commercial and industrial	1	—	1
Total commercial loans	1	—	1
Total TDRs (1)(2)	$71	$17	$88

December 31, 2015
Consumer loans
Residential first mortgage	$49	$27	$76
Second mortgage	32	1	33
HELOC	20	7	27
Total TDRs (1)(2)	$101	$35	$136

(1)	The allowance for loan losses on consumer TDR loans totaled $11 million and $15 million at September 30, 2016 and December 31, 2015, respectively.

(2)	Includes $26 million and $32 million of TDR loans accounted for under the fair value option at September 30, 2016 and December 31, 2015, respectively.

The following table provides a summary of newly modified TDRs during the three and nine months ended September 30, 2016 and 2015.

	New TDRs
	Number of Accounts	Pre-Modification Unpaid Principal Balance	Post-Modification Unpaid Principal Balance (1)	Increase in Allowance at Modification
Three Months Ended September 30, 2016		(Dollars in millions)
Residential first mortgages	1	$—	$—	$—
Second mortgages	16	1	1	—
HELOC (2)(3)	1	—	—	—
Total TDR loans	18	$1	$1	$—

Three Months Ended September 30, 2015
Residential first mortgages	48	$13	$14	$—
Second mortgages	15	1	1	—
HELOC (2)	46	4	4	—
Total TDR loans	109	$18	$19	$—

Nine Months Ended September 30, 2016
Residential first mortgages	17	$3	$4	$—
Second mortgages	42	2	2	—
HELOC (2)(3)	86	6	5	—
Commercial and industrial	1	2	1	—
Total TDR loans	146	$13	$12	$—

Nine Months Ended September 30, 2015
Residential first mortgages	239	$66	$65	$(1)
Second mortgages	83	4	3	—
HELOC (2)(3)	204	12	11	—
Other consumer	3	—	—	—
Total TDR loans	529	$82	$79	$(1)

(1)	Post-modification balances include past due amounts that are capitalized at modification date.

(2)	HELOC post-modification unpaid principal balance reflects write downs.

(3)	Includes loans carried at the fair value option.

The following table provides a summary of TDR loans that were modified within the previous 12 months, which subsequently defaulted during the three and nine months ended September 30, 2016 and 2015. All TDR classes within consumer and commercial loan portfolios are considered subsequently defaulted when they are greater than 90 days past due.

	TDRs that were modified in the previous 12 months, which have subsequently defaulted
	Number of Accounts	Unpaid Principal Balance	Increase in Allowance at Subsequent Default
Three Months Ended September 30, 2016	(Dollars in millions)
HELOC (1)	3	$—	$—
Total TDR loans	3	$—	$—
Three Months Ended September 30, 2015
Residential first mortgages	1	$—	$—
Total TDR loans	1	$—	$—
Nine Months Ended September 30, 2016
Residential first mortgages	1	$—	$—
HELOC (1)	7	—	—
Total TDR loans	8	$—	$—
Nine Months Ended September 30, 2015
Residential first mortgages	1	$—	$—
Second mortgages	1	—	—
Total TDR loans	2	$—	$—

(1)	HELOC post-modification unpaid principal balance reflects write downs.
Impaired Loans

Loans are considered impaired if it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement or when any portion of principal or interest is 90 days past due. The following table presents individually evaluated impaired loans and the associated allowance:

	September 30, 2016			December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in millions)
With no related allowance recorded
Consumer loans
Residential first mortgage	$2	$1	$—	$20	$20	$—
Commercial loans
Commercial and industrial	1	1	—	5	2	—
	$3	$2	$—	$25	$22	$—
With an allowance recorded
Consumer loans
Residential first mortgage	$40	$41	$7	$65	$67	$12
Second mortgage	26	26	6	28	28	6
HELOC	4	4	2	3	3	1
Other consumer	—	—	—	—	—	1
	$70	$71	$15	$96	$98	$20
Total
Consumer loans
Residential first mortgage	$42	$42	$7	$85	$87	$12
Second mortgage	26	26	6	28	28	6
HELOC	4	4	2	3	3	1
Other consumer	—	—	—	—	—	1
Commercial loans
Commercial and industrial	1	1	—	5	2	—
Total impaired loans	$73	$73	$15	$121	$120	$20

The following table presents average impaired loans and the interest income recognized:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2016		2015		2016		2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in millions)
Consumer loans
Residential first mortgage	$43	$—	$96	$1	$55	$1	$172	$4
Second mortgage	25	—	29	—	26	1	30	—
HELOC	5	—	15	—	5	—	6	—
Commercial loans
Commercial and industrial	1	—	2	—	2	—	1	—
Total impaired loans	$74	$—	$142	$1	$88	$2	$209	$4

Credit Quality

We utilize an internal risk rating system in accordance with the Rating Credit Risk booklet of the Comptroller's Handbook, April 2011 and the Uniform Retail Credit classification and Account Management Policy issued June 20, 2000 by the Federal Financial Institution Examination Council ("FFIEC") which is applied to all consumer and commercial loans. Descriptions of our internal risk ratings as they relate to credit quality follow the ratings used by the U.S. bank regulatory agencies as listed below.

Pass. Pass assets are not impaired nor do they have any known deficiencies that could impact the quality of the asset.

Watch. Watch assets are defined as pass rated assets that exhibit elevated risk characteristics or other factors that deserve management’s close attention and increased monitoring. However, the asset does not exhibit a potential or well-defined weakness that would warrant a downgrade to criticized or adverse classification.

Special mention. Assets identified as special mention possess credit deficiencies or potential weaknesses deserving management's close attention. Special mention assets have a potential weakness or pose an unwarranted financial risk that, if not corrected, could weaken the assets and increase risk in the future. Special mention assets are criticized, but do not expose an institution to sufficient risk to warrant adverse classification.

Substandard. Assets identified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected. For HELOC loans and other consumer loans, we evaluate credit quality based on the aging and status of payment activity and any other known credit characteristics that call into question full repayment of the asset. Nonperforming loans are classified as either substandard, doubtful or loss.

Doubtful. An asset classified as doubtful has all the weaknesses inherent in one classified substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. A doubtful asset has a high probability of total or substantial loss, but because of specific pending events that may strengthen the asset, its classification as loss is deferred. Doubtful borrowers are usually in default, lack adequate liquidity or capital, and lack the resources necessary to remain an operating entity. Pending events can include mergers, acquisitions, liquidations, capital injections, the perfection of liens on additional collateral, the valuation of collateral, and refinancing. Generally, pending events should be resolved within a relatively short period and the ratings will be adjusted based on the new information. Because of high probability of loss, non-accrual accounting treatment is required for doubtful assets.

Loss. An asset classified as loss is considered uncollectible and of such little value that the continuance as a bankable asset is not warranted. This classification does not mean that an asset has absolutely no recovery or salvage value, but, rather that it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future.

Commercial Loans

Management conducts periodic examinations which serve as an independent verification of the accuracy of the ratings assigned. Loan grades are based on different factors within the borrowing relationship: entity sales, debt service coverage, debt/total net worth, liquidity, balance sheet and income statement trends, management experience, business stability, financing structure of the deal, and financial reporting requirements. The underlying collateral is also rated based on the specific type of collateral and corresponding loan-to-value ("LTV"). The combination of the borrower and collateral risk ratings result in the final rating for the borrowing relationship.

Consumer Loans

Consumer loans consist of open and closed end loans extended to individuals for household, family, and other personal expenditures, and includes consumer loans, loans to individuals secured by their personal residence, including first mortgage, home equity, and home improvement loans. Because consumer loans are usually relatively small-balance, homogeneous exposures, consumer loans are rated primarily on payment performance. Payment performance is a proxy for the strength of repayment capacity and loans are generally classified based on their payment status rather than by an individual review of each loan.
In accordance with regulatory guidance, we assign risk ratings to consumer loans in the following manner:
•Consumer loans are classified as Watch once the loan becomes 60 days past due.
•Open and closed-end consumer loans 90 days or more past due are classified Substandard.

Commercial Credit Loans	Commercial Real Estate	Commercial and Industrial	Warehouse	Total Commercial
September 30, 2016	(Dollars in millions)
Grade
Pass	$1,122	$654	$1,659	$3,435
Watch	37	20	86	143
Special mention	3	33	50	86
Substandard	6	1	—	7
Total loans	$1,168	$708	$1,795	$3,671

December 31, 2015
Grade
Pass	$766	$492	$1,181	$2,439
Watch	42	30	155	227
Special mention	2	21	—	23
Substandard	4	9	—	13
Total loans	$814	$552	$1,336	$2,702

Consumer Credit Loans	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Total
September 30, 2016	(Dollars in millions)
Grade
Pass	$2,081	$90	$305	$29	$2,505
Watch	24	33	14	1	72
Substandard	31	4	7	—	42
Total loans	$2,136	$127	$326	$30	$2,619

December 31, 2015
Grade
Pass	$2,993	$101	$353	$31	$3,478
Watch	49	32	22	—	103
Substandard	58	2	9	—	69
Total loans	$3,100	$135	$384	$31	$3,650

Loans Held-for-Investment

Loans held-for-investment are summarized as follows.

	December 31, 2015	December 31, 2014
	(Dollars in millions)
Consumer loans
Residential first mortgage	$3,100	$2,193
Second mortgage	135	149
HELOC	384	257
Other	31	31
Total consumer loans	3,650	2,630
Commercial loans
Commercial real estate	814	620
Commercial and industrial	552	429
Warehouse lending	1,336	769
Total commercial loans	2,702	1,818
Total consumer and commercial loans held-for-investment	6,352	4,448

For the years ended December 31, 2015, 2014 and 2013, the Company transferred $30 million, $19 million and $64 million, respectively, of loans held-for-sale to loans held-for-investment.

During the year ended December 31, 2015, the Company sold interest-only residential first mortgage loans with unpaid principal balances totaling $601 million, and residential first mortgage jumbo loans with unpaid principal balances of $9 million. In addition, the Company sold past due (including nonperforming) and troubled debt restructured first residential mortgage loans with unpaid principal balances of $427 million and $8 million of other residential mortgage loans. Upon a change in the Company’s intent, the loans were transferred to held-for-sale and subsequently sold resulting in a gain on sale of $1 million during the year ended December 31, 2015. A portion of the general allowance for loan losses associated with these loan sales was reduced, resulting in a $69 million reduction in the allowance.

During the year ended December 31, 2014, the Company sold nonperforming, troubled debt restructured residential first mortgage and residential first mortgage jumbo loans with unpaid principal balances totaling $632 million and $20 million of other residential first mortgage loans. A portion of the allowance for loan losses associated with these loans was reduced, resulting in a $9 million reduction in allowance. Upon a change in the Company’s intent, the loans were transferred to held-for-sale and subsequently sold resulting in a gain on sale of $11 million.

During the year ended December 31, 2013, the Company sold nonperforming residential first mortgage loans with unpaid principal balances totaling $508 million. A portion of the allowance for loan losses associated with these loans was reduced, resulting in a $66 million reduction in allowance. Upon a change in the Company’s intent, the loans were transferred to held-for-sale and subsequently sold resulting in a gain on sale of $1 million.

During the year ended December 31, 2015, the Company purchased $197 million of HELOC loans with a premium of $7 million, none of which were credit impaired.

The Company has pledged certain loans held-for-investment, loans held-for-sale, and loans with government guarantees to collateralize lines of credit and/or borrowings with the Federal Reserve Bank of Chicago and the Federal Home Loan Bank of Indianapolis. At December 31, 2015 and 2014, the Company pledged $5.8 billion and $4.1 billion, respectively, of loans held-for-investment.

The allowance for loan losses by class of loan and evaluation type are summarized in the following tables.

	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
Year Ended December 31, 2015	(Dollars in millions)
Beginning balance allowance for loan losses	$234	$12	$19	$1	$17	$11	$3	$297
Charge-offs	(87)	(4)	(3)	(4)	—	(3)	—	(101)
Recoveries	3	2	—	3	2	—	—	10
Provision	(34)	1	5	2	(1)	5	3	(19)
Ending balance allowance for loan losses	$116	$11	$21	$2	$18	$13	$6	$187
Year Ended December 31, 2014
Beginning balance allowance for loan losses	$162	$12	$8	$2	$19	$3	$1	$207
Charge-offs	(38)	(3)	(6)	(2)	(3)	—	—	(52)
Recoveries	3	1	—	3	3	—	—	10
Provision	107	2	17	(2)	(2)	8	2	132
Ending balance allowance for loan losses	$234	$12	$19	$1	$17	$11	$3	$297
Year Ended December 31, 2013
Beginning balance allowance for loan losses	$220	$20	$18	$2	$41	$3	$1	$305
Charge-offs	(133)	(6)	(5)	(4)	(47)	(2)	—	(197)
Recoveries	15	1	1	2	10	—	—	29
Provision	60	(3)	(6)	2	15	2	—	70
Ending balance allowance for loan losses	$162	$12	$8	$2	$19	$3	$1	$207
	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
December 31, 2015
Loans held-for-investment
Individually evaluated	$87	$28	$3	$—	$—	$2	$—	$120
Collectively evaluated (1)	3,007	65	318	31	814	550	1,336	6,121
Total loans	$3,094	$93	$321	$31	$814	$552	$1,336	$6,241
Allowance for loan losses
Individually evaluated	$12	$6	$1	$1	$—	$—	$—	$20
Collectively evaluated (1)	104	5	20	1	18	13	6	167
Total allowance for loan losses	$116	$11	$21	$2	$18	$13	$6	$187
December 31, 2014
Loans held-for-investment
Individually evaluated	$385	$31	$1	$—	$—	$—	$—	$417
Collectively evaluated (1)	1,782	65	124	31	620	429	769	3,820
Total loans	$2,167	$96	$125	$31	$620	$429	$769	$4,237
Allowance for loan losses
Individually evaluated	$82	$5	$1	$—	$—	$—	$—	$88
Collectively evaluated (1)	152	7	18	1	17	11	3	209
Total allowance for loan losses	$234	$12	$19	$1	$17	$11	$3	$297

(1)	Excludes loans carried under the fair value option.

The following table sets forth the loans held-for-investment aging analysis as of December 31, 2015 and December 31, 2014, of past due and current loans.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due (1)	Total Past Due	Current	Total Investment Loans
	(Dollars in millions)
December 31, 2015
Consumer loans
Residential first mortgage	$7	$3	$53	$63	$3,037	$3,100
Second mortgage	—	—	2	2	133	135
HELOC	2	1	9	12	372	384
Other	1	—	—	1	30	31
Total consumer loans	10	4	64	78	3,572	3,650
Commercial loans
Commercial real estate	—	—	—	—	814	814
Commercial and industrial	—	—	2	2	550	552
Warehouse lending	—	—	—	—	1,336	1,336
Total commercial loans	—	—	2	2	2,700	2,702
Total loans (2)	$10	$4	$66	$80	$6,272	$6,352
December 31, 2014
Consumer loans
Residential first mortgage	$29	$8	$115	$152	$2,041	$2,193
Second mortgage	1	1	2	4	145	149
HELOC	4	1	3	8	249	257
Other	—	—	—	—	31	31
Total consumer loans	34	10	120	164	2,466	2,630
Commercial loans
Commercial real estate	—	—	—	—	620	620
Commercial and industrial	—	—	—	—	429	429
Warehouse lending	—	—	—	—	769	769
Total commercial loans	—	—	—	—	1,818	1,818
Total loans (2)	$34	$10	$120	$164	$4,284	$4,448

(1)	Includes performing nonaccrual loans that are less than 90 days delinquent and for which interest cannot be accrued.

(2)	Includes $10 million and $5 million of loans 90 days or greater past due accounted for under the fair value option at December 31, 2015 and 2014, respectively.

Interest that would have been accrued on impaired loans totaled approximately $6 million, $17 million and $23 million during the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had no loans 90 days or greater past due and still accruing interest.

Troubled Debt Restructurings

The following table provides a summary of TDRs by type and performing status.

	TDRs
	Performing	Nonperforming	Total
December 31, 2015	(Dollars in millions)
Consumer loans (1)
Residential first mortgage	$49	$27	$76
Second mortgage	32	1	33
HELOC	20	7	27
Total TDRs (2)	$101	$35	$136

December 31, 2014
Consumer loans (1)
Residential first mortgage	$306	$44	$350
Second mortgage	35	1	36
HELOC	20	1	21
Total consumer loans	361	46	407
Commercial loans
Commercial real estate	1	—	1
Total TDRs (2)	$362	$46	$408

(1)	The allowance for loan losses on consumer TDR loans totaled $15 million and $81 million at December 31, 2015 and 2014, respectively.

(2)	Includes $32 million and $30 million of TDR loans accounted for under the fair value option at December 31, 2015 and 2014, respectively.

Some loan modifications classified as TDRs may not ultimately result in the full collection of principal and interest, as modified, but may give rise to potential incremental losses. The Company measures impairment using the discounted cash flow method for performing TDRs and measures impairment based on collateral values for re-defaulted TDRs.

The following table provides a summary of newly modified TDRs and TDR loans in the past 12 months that have been subsequently defaulted during the years ended December 31, 2015, 2014 and 2013. All TDR classes within consumer and commercial loan portfolios are considered subsequently defaulted when greater that 90 days past due.

	New TDRs
	Number of Accounts	Pre-Modification Unpaid Principal Balance	Post-Modification Unpaid Principal Balance (1)	Increase (Decrease) in Allowance at Modification
Year Ended December 31, 2015	(Dollars in millions)
Residential first mortgages	325	$81	$80	$(2)
Second mortgages	97	4	3	—
HELOC (2)	273	17	15	—
Other consumer	3	—	—	—
Total TDR loans	698	$102	$98	$(2)
Year Ended December 31, 2014
Residential first mortgages	165	$48	$47	$3
Second mortgages	325	11	10	—
HELOC (2)	30	1	1	—
Total TDR loans	520	$60	$58	$3
Year Ended December 31, 2013
Residential first mortgages	322	$86	$75	$2
Second mortgages (3)	571	22	20	1
HELOC (2) (3)	313	27	23	—
Commercial real estate	5	3	3	—
Total TDR loans	1,211	$138	$121	$3

	TDRs that subsequently defaulted in previous 12 months (4)
	Number of Accounts	Unpaid Principal Balance	Increase (Decrease) in Allowance at Subsequent Default
Year Ended December 31, 2015	(Dollars in millions)
Residential first mortgages	3	$—	$—
Second mortgages	2	—	—
HELOC (2)	3	—	—
Total TDR loans	8	$—	$—
Year Ended December 31, 2014
Residential first mortgages	2	$—	$—
Second mortgages	18	—	—
HELOC (2)	5	—	—
Total TDR loans	25	$—	$—
Year Ended December 31, 2013
Residential first mortgages	26	$6	$1
Second mortgages	41	1	1
Commercial real estate	33	1	—
Total TDR loans	100	$8	$2

(1)	Post-modification balances include past due amounts that are capitalized at modification date.

(2)	HELOC post-modification unpaid principal balance reflects write downs.

(3)	New TDRs during the year ended December 31, 2013, include 463 loans for a total of $31 million of post modification unpaid principal balance second mortgage and HELOC loans carried at fair value.

(4)	Subsequent default is defined as a payment re-defaulted within 12 months of the restructuring date.
Impaired Loans

The following table presents impaired loans with the associated allowance recorded.

	December 31, 2015			December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in millions)
With no related allowance recorded
Consumer loans
Residential first mortgage	$20	$20	$—	$63	$78	$—
Second mortgage	—	—	—	1	6	—
HELOC	—	—	—	—	1	—
Commercial loans
Commercial and industrial	5	2	—	—	—	—
	$25	$22	$—	$64	$85	$—
With an allowance recorded
Consumer loans
Residential first mortgage	$65	$67	$12	$321	$326	$82
Second mortgage	28	28	6	29	29	6
HELOC	3	3	1	1	1	1
Other consumer	—	—	1	—	—	—
	$96	$98	$20	$351	$356	$89
Total
Consumer loans
Residential first mortgage	$85	$87	$12	$384	$404	$82
Second mortgage	28	28	6	30	35	6
HELOC	3	3	1	1	2	1
Other consumer	—	—	1	—	—	—
Commercial loans
Commercial and industrial	5	2	—	—	—	—
Total impaired loans	$121	$120	$20	$415	$441	$89

The following table presents average impaired loans and the interest income recognized.

	For the Years Ended December 31,
	2015		2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in millions)
Consumer loans
Residential first mortgage	$150	$5	$402	$11	$603	$17
Second mortgage	29	—	28	1	21	1
HELOC	10	—	1	—	1	—
Commercial loans
Commercial real estate	—	—	1	—	46	1
Commercial and industrial	2	—	—	—	2	—
Total impaired loans	$191	$5	$432	$12	$673	$19

Credit Quality

The Company utilizes an internal risk rating system in accordance with the Rating Credit Risk booklet of the Comptroller's Handbook, April 2011 and the Uniform Retail Credit classification and Account Management Policy issued June 20, 2000 by the Federal Financial Institution Examination Council (FFIEC) which is applied to all consumer and commercial loans. Descriptions of the Company's internal risk ratings as they relate to credit quality follow the ratings used by the U.S. bank regulatory agencies as listed below.

Pass. Pass assets are not impaired nor do they have any known deficiencies that could impact the quality of the asset.

Watch. Watch assets are defined as pass rated assets that exhibit elevated risk characteristics or other factors that deserve management’s close attention and increased monitoring. However, the asset does not exhibit a potential or well-defined weakness that would warrant a downgrade to criticized or adverse classification.

Special mention. Assets identified as special mention possess credit deficiencies or potential weaknesses deserving management's close attention. Special mention assets have a potential weakness or pose an unwarranted financial risk that, if not corrected, could weaken the assets and increase risk in the future. Special mention assets are criticized, but do not expose an institution to sufficient risk to warrant adverse classification.

Substandard. Assets identified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. For HELOC loans and other consumer loans, the Company evaluates credit quality based on the aging and status of payment activity and includes all nonperforming loans.

Doubtful. An asset classified as doubtful has all the weaknesses inherent in one classified substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. A doubtful asset has a high probability of total or substantial loss, but because of specific pending events that may strengthen the asset, its classification as loss is deferred. Doubtful borrowers are usually in default, lack adequate liquidity or capital, and lack the resources necessary to remain an operating entity. Pending events can include mergers, acquisitions, liquidations, capital injections, the perfection of liens on additional collateral, the valuation of collateral, and refinancing. Generally, pending events should be resolved within a relatively short period and the ratings will be adjusted based on the new information. Because of high probability of loss, non-accrual accounting treatment is required for doubtful assets.

Loss. An asset classified as loss is considered uncollectible and of such little value that the continuance as bankable asset is not warranted. This classification does not mean that an asset has absolutely no recovery or salvage value, but, rather that it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future.

Commercial Loans

Management conducts periodic examinations which serve as an independent verification of the accuracy of the ratings assigned. Loan grades are based on different factors within the borrowing relationship: entity sales, debt service coverage, debt/total net worth, liquidity, balance sheet and income statement trends, management experience, business stability, financing structure of the deal, and financial reporting requirements. The underlying collateral is also rated based on the specific type of collateral and corresponding LTV. The combination of the borrower and collateral risk ratings result in the final rating for the borrowing relationship.

Consumer Loans

The same rating principles are used for consumer and commercial loans, but the principles are applied differently for consumer loans. Consumer loans consist of open and closed end loans extended to individuals for household, family, and other personal expenditures, and includes consumer loans, loans to individuals secured by their personal residence, including first mortgage, home equity, and home improvement loans. Because consumer loans are usually relatively small-balance, homogeneous exposures, consumer loans are rated primarily on payment performance. Payment performance is a proxy for the strength of repayment capacity and loans are generally classified based on their payment status rather than by an individual review of each loan.
In accordance with regulatory guidance, the Company assigns risk ratings to consumer loans in the following manner:
•Consumer loans are classified as Watch once the loan becomes 60 days past due.
•Open and closed-end consumer loans 90 days or more past due are classified Substandard.

	December 31, 2015
Commercial Credit Loans	Commercial Real Estate	Commercial and Industrial	Warehouse	Total Commercial
	(Dollars in millions)
Grade
Pass	$766	$492	$1,181	$2,439
Watch	42	30	155	227
Special Mention	2	21	—	23
Substandard	4	9	—	13
Total loans	$814	$552	$1,336	$2,702

	December 31, 2015
Consumer Credit Loans	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Total
	(Dollars in millions)
Grade
Pass	$2,993	$101	$353	$31	$3,478
Watch	49	32	22	—	103
Substandard	58	2	9	—	69
Total loans	$3,100	$135	$384	$31	$3,650

	December 31, 2014
Commercial Credit Loans	Commercial Real Estate	Commercial and Industrial	Warehouse	Total Commercial
	(Dollars in millions)
Grade
Pass	$578	$398	$650	$1,626
Watch	29	10	119	158
Special mention	2	—	—	2
Substandard	11	21	—	32
Total loans	$620	$429	$769	$1,818

	December 31, 2014
Consumer Credit Loans	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Total
	(Dollars in millions)
Grade
Pass	$1,764	$111	$233	$31	$2,139
Watch	314	36	21	—	371
Substandard	115	2	3	—	120
Total loans	$2,193	$149	$257	$31	$2,630